Document and Entity Information	Mar. 23, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000097745
Document Type	8-K
Document Period End Date	Mar. 23, 2020
Entity Registrant Name	THERMO FISHER SCIENTIFIC INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-8002
Entity Tax Identification Number	04-2209186
Entity Address, Address Line One	168 Third Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	622-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	TMO
Security Exchange Name	NYSE
Senior Notes Floating Rate Due 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Notes due 2020
Trading Symbol	TMO /20A
Security Exchange Name	NYSE
Senior Notes 2.15 Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.150% Notes due 2022
Trading Symbol	TMO 22A
Security Exchange Name	NYSE
Senior Notes 0.75 Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Notes due 2024
Trading Symbol	TMO 24A
Security Exchange Name	NYSE
Senior Notes 0.125 Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.125% Notes due 2025
Trading Symbol	TMO 25B
Security Exchange Name	NYSE
Senior Notes 200 Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2025
Trading Symbol	TMO 25
Security Exchange Name	NYSE
Senior Notes 1.40 Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.400% Notes due 2026
Trading Symbol	TMO 26A
Security Exchange Name	NYSE
A 1.45 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.450% Notes due 2027
Trading Symbol	TMO 27
Security Exchange Name	NYSE
Senior Notes 0.500 Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Notes due 2028
Trading Symbol	TMO 28A
Security Exchange Name	NYSE
Senior Notes 1.375 Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2028
Trading Symbol	TMO 28
Security Exchange Name	NYSE
Senior Notes 1.95 Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.950% Notes due 2029
Trading Symbol	TMO 29
Security Exchange Name	NYSE
Senior Notes 0.875 Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2031
Trading Symbol	TMO 31
Security Exchange Name	NYSE
Senior Notes 2.875 Due 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Notes due 2037
Trading Symbol	TMO 37
Security Exchange Name	NYSE
Senior Notes 1.500 Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2039
Trading Symbol	TMO 39
Security Exchange Name	NYSE
Senior Notes 1.875 Due 2049 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2049
Trading Symbol	TMO 49
Security Exchange Name	NYSE